Other Assets - Other Assets Non-Current and Current (Details) - EUR (€) € in Thousands	Sep. 30, 2023	Sep. 30, 2022
Subclassifications of assets, liabilities and equities [abstract]
Derivative financial instruments	€ 31,708	€ 10,234
Other receivables	529	1,410
Other financial assets	4,171	1,513
Other financial assets, Total	36,408	13,157
Other non-financial assets	1,826	2,949
Other non-current non-financial assets, Total	1,826	2,949
Other non-current assets	38,234	16,107
Derivative financial instruments	662
Other financial assets	8,989
Total other current financial assets	9,651
Prepayments	9,288	9,852
VAT receivable	16,105	10,799
Other non-income tax asset	92	5,574
Other	2,654	504
Total other current non-financial assets	28,138	26,729
Other current assets	€ 37,789	€ 26,729